Financial Risks - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Statement [Line Items]
Impact on other comprehensive income, before tax effect	¥ (235,959)	¥ (221,420)
Unused commitment lines	5,503,689	5,507,761
Credit limits and other non contractual credit facilities	¥ 53,000	¥ 47,000
Equity price risk [member] | Trading equity securities [member]
Statement [Line Items]
Percentage of equity financial assets changes	10.00%	10.00%
Impact on other comprehensive income, before tax effect	¥ 305,475	¥ 364,120
Interest rate, measurement input [Member]
Statement [Line Items]
Percentage of reasonably possible increase in unobservable input, assets	1.00%	1.00%